Expense Example, No Redemption - AMERICAN FUNDS MORTGAGE FUND	Oct. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	1,497
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	$ 1,250